UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22144

Voya Infrastructure, Industrials and Materials Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: March 1, 2022 to August 31, 2022

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
August 31, 2022
Voya Infrastructure, Industrials and Materials Fund
As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let a fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.
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Managed Distribution Policy
The Fund was granted exemptive relief by the U.S. Securities and Exchange Commission (the “Order”), which under the Investment Company Act of 1940, as amended (the “1940 Act”), permits the Fund to include realized long-term capital gains as a part of its regular distributions to Common Shareholders more frequently than once per taxable year (“Managed Distribution Policy”). Pursuant to the Order, the Fund’s Board of Trustees (the “Board”) approved the Managed Distribution Policy and the Fund adopted the policy which allows the Fund to make periodic distributions of long-term capital gains.
Under the Managed Distribution Policy, the Fund makes quarterly distributions of an amount equal to $0.229 per share. You should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the Fund’s Plan.
The Managed Distribution Policy will be subject to periodic review by the Fund’s Board and the Board may amend or terminate the Managed Distribution Policy at any time without prior notice to the Fund’s shareholders; any such change or termination may have an adverse effect on the market price of the Fund’s shares.
The Fund may distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may include a return of capital. A return of capital may occur for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with ‘yield’ or ‘income.’ With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amounts and sources of distribution and other related information. The amounts and sources of the distributions contained in a notice and press release are only estimates and are not provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

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PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2022 (Unaudited)

ASSETS:
Investments in securities at fair value*	$177,338,693
Short-term investments at fair value†	1,677,000
Cash	1,781,550
Foreign currencies at value‡	100,796
Receivables:
Dividends	463,163
Foreign tax reclaims	364,063
Prepaid expenses	1,934
Reimbursement due from Investment Adviser	3,911
Other assets	9,042
Total assets	181,740,152
LIABILITIES:
Payable for investment securities purchased	180,438
Payable for fund shares repurchased	51,446
Payable to broker	1,787,679
Payable for investment management fees	173,235
Payable to trustees under the deferred compensation plan (Note 6)	9,042
Payable for trustee fees	484
Other accrued expenses and liabilities	148,898
Written options, at fair value^	164,491
Total liabilities	2,515,713
NET ASSETS	$179,224,439
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$174,960,446
Total distributable earnings	4,263,993
NET ASSETS	$179,224,439
* Cost of investments in securities	$181,822,435
† Cost of short-term investments	$1,677,000
‡ Cost of foreign currencies	$100,376
^ Premiums received on written options	$1,434,131
Net assets	$179,224,439
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	16,177,096
Net asset value	$11.08
See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS for the six months ended August 31, 2022 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,750,667
Total investment income	3,750,667
EXPENSES:
Investment management fees	1,073,581
Transfer agent fees	8,785
Shareholder reporting expense	33,120
Professional fees	23,300
Custody and accounting expense	55,738
Trustee fees	2,420
Miscellaneous expense	17,750
Total expenses	1,214,694
Waived and reimbursed fees	(22,218)
Net expenses	1,192,476
Net investment income	2,558,191
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	6,362,147
Foreign currency related transactions	(44,321)
Written options	4,700,660
Net realized gain	11,018,486
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	(30,198,926)
Foreign currency related transactions	(40,077)
Written options	57,240
Net change in unrealized appreciation (depreciation)	(30,181,763)
Net realized and unrealized loss	(19,163,277)
Decrease in net assets resulting from operations	$(16,605,086)
* Foreign taxes withheld	$312,944
^ Foreign capital gains taxes withheld	$89,800
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
FROM OPERATIONS:
Net investment income	$2,558,191	$3,393,235
Net realized gain	11,018,486	36,483,401
Net change in unrealized appreciation (depreciation)	(30,181,763)	(18,911,116)
Increase (decrease) in net assets resulting from operations	(16,605,086)	20,965,520
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):	(7,493,421)	(10,496,996)
Return of capital	—	(5,088,362)
Total distributions	(7,493,421)	(15,585,358)
FROM CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions	—	37,501
	—	37,501
Cost of shares repurchased	(3,481,355)	—
Cost of shares repurchased in tender offer (Note 7)	—	(26,084,214)
Net decrease in net assets resulting from capital share transactions	(3,481,355)	(26,046,713)
Net decrease in net assets	(27,579,862)	(20,666,551)
NET ASSETS:
Beginning of year or period	206,804,301	227,470,852
End of year or period	$179,224,439	$206,804,301
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
	Per Share Operating Performance													Ratios and Supplemental Data
		Income (loss) from investment operations			Less Distributions										Ratios to average net assets
	Net asset value, beginning of year or period	Net investment income gain (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Accretion to net asset value due to tender offer	Net asset value, end of year or period	Market value, end of year or period	Total investment return at net asset value(1)	Total investment return at market value(2)	Net assets, end of year or period (000’s)	Gross expenses prior to expense waiver/ recoupment(3)	Net expenses after expense waiver/ recoupment(3)(4)	Net investment income (loss)(3)(4)	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	($000’s)	(%)	(%)	(%)	(%)
08-31-22+	12.53	0.16•	(1.15)	(0.99)	0.46	—	—	0.46	—	11.08	9.93	(7.67)	(6.17)	179,224	1.25	1.22	2.63	37
02-28-22	12.28	0.20•	0.94	1.14	0.20	0.41	0.31	0.92	0.03	12.53	11.05	9.79	1.10	206,804	1.32	1.30	1.54	64
02-28-21	11.60	0.18•	1.42	1.60	0.15	—	0.77	0.92	—	12.28	11.76	16.49	28.50	227,471	1.23	1.22	1.57	58
02-29-20	13.74	0.23	(1.33)	(1.10)	0.25	0.15	0.64	1.04	—	11.60	10.07	(7.93)	(13.53)	223,662	1.22	1.22	1.72	36
02-28-19	16.38	0.23•	(1.05)	(0.82)	0.22	1.60	—	1.82	—	13.74	12.70	(4.19)	(7.02)	264,942	1.23	1.23	1.56	78
02-28-18	15.38	0.20	1.96	2.16	0.20	0.76	0.20	1.16	—	16.38	15.60	14.55	20.89	315,765	1.21	1.21	1.21	23
02-28-17	13.59	0.20•	2.98	3.18	0.21	0.13	1.05	1.39	—	15.38	13.88	26.18	33.53	296,598	1.22	1.22	1.37	32
02-29-16	17.19	0.23	(2.29)	(2.06)	0.25	0.08	1.21	1.54	—	13.59	11.59	(11.33)	(17.36)	269,214	1.21	1.21	1.52	53
02-28-15	19.33	0.26	(0.78)	(0.52)	0.46	1.16	—	1.62	—	17.19	15.73	(2.05)	(0.37)	340,410	1.19	1.19	1.43	62
02-28-14	18.30	0.48	2.17	2.65	0.29	0.20	1.13	1.62	—	19.33	17.39	16.14	7.90	382,876	1.19	1.19	2.63	32
02-28-13	19.91	0.28•	(0.18)	0.10	0.30	0.20	1.21	1.71	—	18.30	17.72	1.27	4.02	362,494	1.19	1.19	1.57	25

(1)
Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at net asset value is not annualized for periods less than one year.

(2)
Total investment return at market value measures the change in the market value of your investment assuming reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan. Total investment return at market value is not annualized for periods less than one year.

(3)
Annualized for periods less than one year.

(4)
The Investment Adviser has entered into a written expense limitation agreement with the Fund under which it will limit the expenses of the Fund (excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of August 31, 2022 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Infrastructure, Industrials and Materials Fund (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is organized as a Delaware statutory trust.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. The Investment Adviser has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of the Fund is calculated by taking the value of the Fund’s assets, subtracting the Fund’s liabilities, and dividing by the number of shares that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Fund’s Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third-party pricing service are for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date, or in the case of some foreign dividends, when the information becomes available to the Fund.
C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon

NOTES TO FINANCIAL STATEMENTS as of August 31, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Fund intends to make quarterly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on investments. Such quarterly distributions may also consist of return of capital. Under the Managed Distribution Policy, the Fund may make periodic distributions of long-term capital gains more frequently than once per taxable year. Distributions are recorded on the ex-dividend date. Distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP for investment companies.
The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time depending on whether the Fund has gains or losses on the call options written in its portfolio versus gains or losses on the equity securities in the portfolio. Each quarter, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, other income or capital gains, and return of capital, if any. The final composition of the tax characteristics of the distributions cannot be determined with certainty until after the end of the Fund’s tax year, and will be reported to shareholders at that time. A significant portion of the Fund’s distributions may constitute a return of capital. The amount of quarterly distributions will vary, depending on a number of factors. As portfolio and market conditions change, the rate of dividends on the common shares will change. There can be no assurance that the Fund will be able to declare a dividend in each period.
E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes

NOTES TO FINANCIAL STATEMENTS as of August 31, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. Changes in short-term market interest rates will directly affect the yield on Common Shares. If short-term market interest rates fall, the yield on Common Shares will also fall. To the extent that the interest rate spreads on loans in the Fund’s portfolio experience a general decline, the yield on the Common Shares will fall and the value of the Fund’s assets may decrease, which will cause the Fund’s NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates.
As of the date of this report, the United States experiences a rising market interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income and related markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset

NOTES TO FINANCIAL STATEMENTS as of August 31, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Fund may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
The Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund. For purchased OTC options, the Fund bears the risk of loss in the amount of the premiums paid and the change in market value of the options should the counterparty not perform under the contracts. The Fund did not enter into any purchased OTC options during the period ended August 31, 2022.
The Fund’s Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.
Written options by the Fund do not give rise to counterparty credit risk, as written options obligate the Fund to perform and not the counterparty. As of August 31, 2022, the total value of written OTC call options subject to Master Agreements in a liability position was $164,491. If a contingent feature had been triggered, the Fund could have been required to pay this amount in cash to its counterparties. The Fund did not pledge any cash collateral for its open written OTC call options at period end. There were no credit events for the period ended August 31, 2022 that triggered any credit related contingent features.
H. Options Contracts. The Fund may purchase put and call options and may write (sell) put options and covered call options. The premium received by the Fund upon the writing of a put or call option is included in the Statement of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option or purchased put option or the purchase cost of the security for a written put option or a purchased call option is adjusted by the amount of premium received or paid. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.
The Fund generates premiums and seeks gains by writing options on ETFs or indexes on a portion of the value of the equity portfolio.
During the period ended August 31, 2022, the Fund had average notional values of $67,771,882 on written equity options. Please refer to the table within the Portfolio of Investments for open written equity options at August 31, 2022.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I. Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
The cost of purchases and the proceeds from sales of investments for the period ended August 31, 2022, excluding short-term securities, were $71,116,202 and $74,957,638, respectively.
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment management and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, payable monthly, based on an annual rate of 1.10% of the Fund’s average daily managed assets. For the purposes of the Management Agreement, managed assets are defined as the Fund’s average daily gross asset value, minus the sum of the Fund’s accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares). As of August 31, 2022 there were no preferred shares outstanding.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily managed assets of the Fund. Subject to policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies and limitations.
NOTE 5 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”)
with the Fund under which it will limit the expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to 1.22% of average daily managed assets.
The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of August 31, 2022, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:
August 31,
2023	2024	2025	Total
$ —	$27,721	$58,323	$86,044
The Expense Limitation Agreement is contractual through March 1, 2023 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2022 (Unaudited) (continued)

NOTE 7 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
Year or period ended	Reinvestment of distributions	Shares repurchased	Shares repurchased in tender offer	Net increase (decrease) in shares outstanding	Reinvestment of distributions	Shares repurchased	Shares repurchased in tender offer	Net increase (decrease)
	#	#	#	#	($)	($)	($)	($)
8/31/2022	—	(334,203)	—	(334,203)	—	(3,481,355)	—	(3,481,355)
2/28/2022	2,884	—	(2,018,902)	(2,016,018)	37,501	—	(26,084,214)	(26,046,713)
Share Repurchase Program
Effective April 1, 2022, pursuant to an open-market share repurchase program, the Fund may purchase, over the period ending March 31, 2023, up to 10% of its stock in open-market transactions. Previously, pursuant to an open-market share repurchase program effective April 1, 2021, the Fund could have purchased, over the period ended March 31, 2022, up to 10% of its stock in open-market transactions. The amount and timing of the repurchases will be at the discretion of the Fund’s management, subject to market conditions and investment considerations. There is no assurance that the Fund will purchase shares at any particular discount level or in any particular amounts. Any repurchases made under this program would be made on a national securities exchange at the prevailing market price, subject to exchange requirements and volume, timing and other limitations under federal securities laws. The share repurchase program seeks to enhance shareholder value by purchasing shares trading at a discount from their NAV per share. The open-market share repurchase program does not obligate the Fund to repurchase any dollar amount or number of shares of its stock.
For the period ended August 31, 2022, the Fund repurchased 334,203 shares, representing approximately 2.07% of the Fund’s outstanding shares for a net purchase price of $3,481,355 (including commissions of $8,355). Shares were repurchased at a weighted-average discount from NAV per share of 12.91% and a weighted-average price per share of $10.39.
For the year ended February 28, 2022, the Fund had no repurchases pursuant to the share repurchase program.
Tender Offer
On February 22, 2021, the Fund announced it would purchase for cash up to 15% of its outstanding common shares. The tender offer was at a price equal to 98% of the Fund’s NAV per share as determined as of the close of the regular trading session of the NYSE on May 25, 2021, the business day after the tender offer expired. On May 25, 2021, 2,018,902 shares were accepted for repurchase by the Fund in accordance with the terms of the tender offer. The shares were repurchased at a price of $12.92, 98% of the Fund’s NAV.
NOTE 8 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions in the current period will not be determined until after the Fund’s tax year-end of December 31, 2022. The composition of distributions presented below may differ from amounts presented elsewhere in this report due to differences in calculations between GAAP (book) and tax. The tax composition of dividends and distributions as of the Fund’s most recent tax year-ends was as follows:
Tax Year Ended December 31, 2021			Tax Year Ended December 31, 2020
Ordinary Income	Long-term Capital Gain	Return of Capital	Long-term Capital Gain	Return of Capital
$4,463,135	$9,545,931	$2,053,428	$2,865,832	$10,289,944
The tax-basis components of distributable earnings as of December 31, 2021 were:
Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforward	Other	Total Distributable Earnings/(Loss)
$34,575,631	$—	$(3,792,198)	$30,783,433

NOTES TO FINANCIAL STATEMENTS as of August 31, 2022 (Unaudited) (continued)

NOTE 8 — FEDERAL INCOME TAXES (continued)

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of August 31, 2022, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 9 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund.
NOTE 10 — MARKET DISRUPTION
The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
NOTE 11 — SUBSEQUENT EVENTS
Dividends: Subsequent to August 31, 2022 the Fund made a distribution of:
Per Share Amount	Declaration Date	Payable Date	Record Date
$0.229	9/15/2022	10/17/2022	10/4/2022
Each quarter, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, capital gains, and return of capital, if any. A significant portion of the quarterly distribution payments made by the Fund may constitute a return of capital.
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date

NOTES TO FINANCIAL STATEMENTS as of August 31, 2022 (Unaudited) (continued)

NOTE 11 — SUBSEQUENT EVENTS (continued)

that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Infrastructure, Industrials	PORTFOLIO OF INVESTMENTS
and Materials Fund	as of August 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.2%
	Australia: 3.2%
283,744	Aurizon Holdings Ltd.	$717,628	0.4
60,536	BHP Group Ltd. Australian	1,651,428	0.9
5,675	Mineral Resources Ltd.	241,798	0.2
15,768	Rio Tinto Ltd.	1,001,482	0.6
123,250	South32 Ltd. - AUD	339,396	0.2
277,974	Telstra Corp., Ltd.	751,711	0.4
100,955	Transurban Group - Stapled Security	957,810	0.5
		5,661,253	3.2
	Brazil: 1.1%
53,923	Cia Siderurgica Nacional S.A.	143,452	0.1
286,737	TIM SA/Brazil	656,435	0.4
89,515	Vale SA	1,118,593	0.6
		1,918,480	1.1
	Canada: 5.4%
2,311	Canadian National Railway Co. - CNR	274,835	0.2
4,521	Canadian Pacific Railway Ltd.	338,451	0.2
27,887	Canadian Utilities Ltd.	853,161	0.5
4,636	Enbridge, Inc.	191,180	0.1
18,148	First Quantum Minerals Ltd.	321,133	0.2
9,632	Franco-Nevada Corp.	1,158,025	0.6
47,922 (1)	Hydro One Ltd.	1,297,526	0.7
12,337	Keyera Corp.	303,975	0.2
42,871	Kinross Gold Corp.	140,689	0.1
52,392	Lundin Mining Corp.	272,462	0.1
24,937	Northland Power, Inc.	853,670	0.5
12,688	Nutrien Ltd.	1,164,802	0.6
15,300	Pembina Pipeline Corp.	540,308	0.3
4,265	Rogers Communications, Inc.	183,642	0.1
11,173	Teck Resources Ltd.	378,403	0.2
26,817	Wheaton Precious Metals Corp.	818,589	0.5
4,765	WSP Global, Inc.	567,838	0.3
		9,658,689	5.4
	China: 3.1%
866,000	Aluminum Corp. of China Ltd. - H Shares	319,996	0.2
553,000	AviChina Industry & Technology Co. Ltd. - H Shares	269,164	0.2
90,000	Beijing Enterprises Holdings Ltd.	267,698	0.2
610,000	China Communications Services Corp., Ltd. - H Shares	261,932	0.1
274,000	China Hongqiao Group Ltd.	265,688	0.1
185,046	China Merchants Port Holdings Co. Ltd.	277,804	0.2
240,000	China Oilfield Services Ltd. - H Shares	249,272	0.1
442,000	China Railway Group Ltd. - H Shares	253,042	0.1
375,500	China State Construction Engineering Corp. Ltd. - A Shares	279,415	0.2
4,020,000 (1)	China Tower Corp. Ltd. - H Shares	501,286	0.3
151,500	COSCO Shipping Holdings Co., Ltd. - H Shares	226,169	0.1
522,000	COSCO Shipping Ports, Ltd.	337,775	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
90,000	Henan Shenhuo Coal & Power Co. Ltd. - A Shares	$208,642	0.1
108,500	Kingboard Holdings Ltd.	342,610	0.2
458,000	Kunlun Energy Co. Ltd.	398,793	0.2
6,500	Orient Overseas International Ltd.	181,187	0.1
458,000	Zhejiang Expressway Co., Ltd. - H Shares	348,955	0.2
142,000	Zijin Mining Group Co., Ltd. - H Shares	160,456	0.1
78,800	ZTE Corp. - H Shares	166,371	0.1
7,145	ZTO Express Cayman, Inc. ADR	186,127	0.1
		5,502,382	3.1
	Denmark: 0.4%
295	AP Moller - Maersk A/S - Class B	707,750	0.4

	France: 3.4%
7,197	Air Liquide SA	901,880	0.5
6,236	Arkema SA	526,455	0.3
23,246	Cie de Saint-Gobain	936,301	0.5
10,041	Eiffage SA	883,160	0.5
39,724	Engie SA	471,808	0.3
8,984	Legrand S.A.	650,037	0.4
21,634	Orange SA	219,097	0.1
6,841	Schneider Electric SE	813,107	0.4
29,104	Veolia Environnement	648,656	0.4
		6,050,501	3.4
	Germany: 4.1%
28,902	BASF SE	1,222,526	0.7
5,490	Brenntag SE	359,967	0.2
15,129 (1)	Covestro AG	456,171	0.3
34,448	Deutsche Post AG	1,257,327	0.7
59,644	Deutsche Telekom AG	1,124,129	0.6
10,088	GEA Group AG	350,931	0.2
14,472	HeidelbergCement AG	653,522	0.4
17,634	Siemens AG	1,786,228	1.0
9,649	Uniper SE	52,210	0.0
		7,263,011	4.1
	Greece: 0.2%
23,999	Hellenic Telecommunications Organization SA	381,798	0.2

	Hong Kong: 0.9%
14,900	Jardine Matheson Holdings Ltd.	791,190	0.4
106,000	Power Assets Holdings Ltd.	634,008	0.4
83,000	SITC International Holdings Co. Ltd.	210,474	0.1
		1,635,672	0.9
	India: 2.0%
275,822	Bharat Electronics Ltd.	1,053,911	0.6
10,345	Grasim Industries Ltd.	215,605	0.1
41,604	Hindalco Industries Ltd.	225,644	0.1
27,301	Larsen & Toubro Ltd.	651,600	0.4
405,627	NTPC Ltd.	831,478	0.5
88,739	Power Grid Corp. of India Ltd.	254,066	0.1
83,001	Vedanta Ltd.	278,170	0.2
		3,510,474	2.0

See Accompanying Notes to Financial Statements

Voya Infrastructure, Industrials	PORTFOLIO OF INVESTMENTS
and Materials Fund	as of August 31, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Indonesia: 0.2%
1,373,900	Aneka Tambang Tbk	$183,713	0.1
647,500	Telkom Indonesia Persero Tbk PT	198,285	0.1
		381,998	0.2
	Ireland: 1.7%
36,822	CRH PLC	1,359,755	0.7
11,353	DCC PLC	653,413	0.4
13,032	James Hardie Industries SE	295,376	0.2
5,060	Trane Technologies PLC	779,594	0.4
		3,088,138	1.7
	Italy: 0.7%
217,761	Enel S.p.A.	1,023,279	0.5
1,541,465 (2)	Telecom Italia S.p.A. - TIT	317,942	0.2
		1,341,221	0.7
	Japan: 8.3%
22,500	Asahi Kasei Corp.	164,425	0.1
3,200	Hirose Electric Co., Ltd.	453,432	0.2
12,600 (2)	Hitachi Metals Ltd.	189,589	0.1
18,100	Kansai Electric Power Co., Inc.	175,419	0.1
19,200	KDDI Corp.	587,542	0.3
3,400	Keyence Corp.	1,276,612	0.7
36,600	Lixil Corp.	636,455	0.4
8,100	MISUMI Group, Inc.	198,824	0.1
67,500	Mitsubishi Electric Corp.	682,435	0.4
7,000	Mitsubishi Heavy Industries Ltd.	269,854	0.1
8,700	Murata Manufacturing Co., Ltd.	468,464	0.3
9,000	NIPPON EXPRESS HOLDINGS INC	495,204	0.3
21,600	Nippon Sanso Holdings Corp.	392,842	0.2
57,500	Nippon Telegraph & Telephone Corp.	1,558,497	0.9
2,500	Nippon Yusen KK	190,685	0.1
13,000	Nissan Chemical Corp.	654,974	0.4
4,400	Nitto Denko Corp.	271,184	0.1
63,400	Osaka Gas Co., Ltd.	1,067,872	0.6
25,300	SG Holdings Co. Ltd.	419,644	0.2
5,500	Shimadzu Corp.	160,633	0.1
5,000	Shin-Etsu Chemical Co., Ltd.	580,664	0.3
800	SMC Corp.	379,544	0.2
27,300	SoftBank Group Corp.	1,081,396	0.6
92,600	Sumitomo Chemical Co., Ltd.	364,504	0.2
13,200	Sumitomo Corp.	185,666	0.1
58,700	Tokyo Gas Co., Ltd.	1,101,284	0.6
15,800	Tokyu Corp.	187,826	0.1
2,900	Toyota Industries Corp.	162,089	0.1
8,200	Toyota Tsusho Corp.	287,067	0.2
19,200	Yamato Holdings Co., Ltd.	299,310	0.2
		14,943,936	8.3
	Malaysia: 0.2%
187,900	Petronas Chemicals Group Bhd	368,560	0.2

	Mexico: 0.3%
439,586	Alfa SA de CV	277,762	0.2
8,330	Grupo Aeroportuario del Sureste SA de CV	175,477	0.1
		453,239	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Netherlands: 0.3%
2,566	Airbus SE	$251,451	0.2
2,589	LyondellBasell Industries NV - Class A	214,887	0.1
		466,338	0.3
	New Zealand: 0.2%
126,697	Spark New Zealand Ltd.	419,103	0.2

	Norway: 0.2%
7,425	Yara International ASA	314,059	0.2

	Philippines: 0.6%
47,570	GT Capital Holdings, Inc.	407,432	0.2
181,740	International Container Terminal Services, Inc.	585,323	0.3
5,570	PLDT, Inc.	166,029	0.1
		1,158,784	0.6
	Qatar: 0.5%
109,109	Ooredoo QPSC	272,042	0.1
610,527	Qatar Gas Transport Co. Ltd.	669,465	0.4
		941,507	0.5
	Russia: —%
267,141 (3)	Alrosa PJSC	—	—
4,101,092 (3)	Inter RAO UES PJSC	—	—
124,960 (3)	Mobile Telesystems OJSC	—	—
		—	—
	Saudi Arabia: 0.7%
32,705	Etihad Etisalat Co.	318,106	0.2
93,628	Saudi Electricity Co.	626,733	0.3
34,663	Saudi Telecom Co.	384,841	0.2
		1,329,680	0.7
	Singapore: 1.4%
48,700 (1)	BOC Aviation Ltd.	389,818	0.2
55,400 (2)	Singapore Airlines Ltd.	210,346	0.1
322,200	Singapore Technologies Engineering Ltd.	858,583	0.5
313,900	Singapore Telecommunications Ltd.	589,302	0.3
35,700	Venture Corp. Ltd.	466,415	0.3
		2,514,464	1.4
	South Africa: 0.4%
15,341	African Rainbow Minerals Ltd.	211,619	0.1
20,656	Impala Platinum Holdings Ltd.	216,441	0.1
8,352 (2)	Sasol Ltd.	160,631	0.1
73,177	Sibanye Stillwater Ltd.	163,479	0.1
		752,170	0.4
	South Korea: 1.9%
10,015	CJ Corp.	582,698	0.3
7,077	GS Engineering & Construction Corp.	158,301	0.1
9,072	GS Holdings Corp.	311,460	0.2
1,402	Hyundai Glovis Co., Ltd.	183,700	0.1
8,513	Hyundai Steel Co.	207,587	0.1
26,048 (2)	Korean Air Lines Co. Ltd.	517,706	0.3
45,412	LG Uplus Corp.	388,908	0.2
949	POSCO Holdings, Inc.	179,518	0.1
4,022	Samsung Electro-Mechanics Co. Ltd.	416,424	0.3
863	Samsung SDI Co., Ltd.	381,534	0.2
		3,327,836	1.9

See Accompanying Notes to Financial Statements

Voya Infrastructure, Industrials	PORTFOLIO OF INVESTMENTS
and Materials Fund	as of August 31, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Spain: 1.4%
37,088	ACS Actividades de Construccion y Servicios SA	$826,309	0.5
156,209	Iberdrola S.A. - IBEE	1,626,408	0.9
		2,452,717	1.4
	Sweden: 2.7%
3,091 (2)	Alleima AB	12,410	0.0
17,206	Assa Abloy AB	348,490	0.2
93,646	Atlas Copco AB - A Shares	950,603	0.5
24,566	Epiroc AB-A	375,880	0.2
17,248	Hexagon AB	176,258	0.1
9,359	Indutrade AB	173,291	0.1
15,455	Sandvik AB	240,951	0.2
45,167	SKF AB - B Shares	677,170	0.4
16,975	Tele2 AB	180,780	0.1
54,672	Telefonaktiebolaget LM Ericsson	408,861	0.2
108,418	Telia Co. AB	381,603	0.2
58,336	Volvo AB - B Shares	924,059	0.5
		4,850,356	2.7
	Switzerland: 2.1%
23,128	ABB Ltd.	637,492	0.4
52	Givaudan	165,910	0.1
49,380	Glencore PLC	269,987	0.1
30,474	Holcim AG	1,350,776	0.8
874	Kuehne & Nagel International AG	201,991	0.1
4,748	Sika AG	1,068,275	0.6
		3,694,431	2.1
	Taiwan: 0.7%
63,000	Evergreen Marine Corp. Taiwan Ltd.	180,540	0.1
124,000	HON HAI Precision Industry Co., Ltd.	441,537	0.2
25,000	Nan Ya Printed Circuit Board Corp.	218,106	0.1
91,000	Unimicron Technology Corp.	445,875	0.3
		1,286,058	0.7
	Thailand: 0.5%
73,000	Electricity Generating PCL	366,027	0.2
68,600	Electricity Generating PCL - Foreign	343,966	0.2
222,400	Indorama Ventures PCL	263,391	0.1
		973,384	0.5
	United Kingdom: 2.4%
22,512	Anglo American PLC	723,409	0.4
45,403	BAE Systems PLC	408,903	0.2
5,456	Bunzl PLC	180,943	0.1
27,971	CNH Industrial NV	340,550	0.2
10,289	Ferguson PLC	1,191,547	0.7
21,155	Halma PLC	508,881	0.3
14,022	Smiths Group PLC	242,241	0.1
493,111	Vodafone Group PLC	660,201	0.4
		4,256,675	2.4
	United States: 46.0%
2,563	3M Co.	318,709	0.2
12,785	AES Corp.	325,378	0.2
5,753	Air Products & Chemicals, Inc.	1,452,345	0.8
1,211	Albemarle Corp.	324,500	0.2
3,541	Alcoa Corp.	175,209	0.1
9,792	Allegion Public Ltd.	931,219	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
637	AMERCO	$334,852	0.2
7,118	Ametek, Inc.	855,299	0.5
12,126	AO Smith Corp.	684,513	0.4
9,903 (2)	Arrow Electronics, Inc.	1,037,933	0.6
92,642	AT&T, Inc.	1,624,941	0.9
8,319	Atmos Energy Corp.	943,208	0.5
31,098	Baker Hughes Co.	785,535	0.4
5,627 (2)	Boeing Co.	901,727	0.5
6,767	Caterpillar, Inc.	1,249,933	0.7
3,798	CF Industries Holdings, Inc.	392,941	0.2
7,590	Cheniere Energy, Inc.	1,215,766	0.7
85,368	Cisco Systems, Inc.	3,817,657	2.1
12,638	Cognex Corp.	532,186	0.3
4,949	Consolidated Edison, Inc.	483,715	0.3
17,710	Corteva, Inc.	1,087,925	0.6
56,560	CSX Corp.	1,790,124	1.0
3,137	Deere & Co.	1,145,789	0.6
6,330	Dover Corp.	790,997	0.4
11,775	DTE Energy Co.	1,534,753	0.9
9,847	Duke Energy Corp.	1,052,743	0.6
17,678	DuPont de Nemours, Inc.	983,604	0.6
20,132	Emerson Electric Co.	1,645,590	0.9
8,418	Evergy, Inc.	576,886	0.3
12,364	Eversource Energy	1,108,927	0.6
5,167 (2)	F5, Inc.	811,529	0.5
3,531	FedEx Corp.	744,370	0.4
4,956	FMC Corp.	535,644	0.3
23,056	Fortive Corp.	1,460,136	0.8
4,806	Fortune Brands Home & Security, Inc.	295,233	0.2
33,643	Freeport-McMoRan, Inc.	995,833	0.6
797 (2)	Generac Holdings, Inc.	175,667	0.1
25,705	General Electric Co.	1,887,775	1.1
18,667	Halliburton Co.	562,437	0.3
5,080	Heico Corp. - HEI	773,684	0.4
4,450	Honeywell International, Inc.	842,607	0.5
11,982	Ingersoll Rand, Inc.	567,587	0.3
28,413	Johnson Controls International plc	1,538,280	0.9
39,834	Juniper Networks, Inc.	1,132,082	0.6
8,725 (2)	Keysight Technologies, Inc.	1,429,940	0.8
9,584	Knight-Swift Transportation Holdings, Inc.	484,088	0.3
8,789	Linde PLC	2,486,057	1.4
1,943	Lockheed Martin Corp.	816,274	0.5
6,125	Mosaic Co.	329,954	0.2
6,557	Newmont Corp.	271,198	0.2
29,964	NextEra Energy, Inc.	2,548,738	1.4
22,662	NiSource, Inc.	668,756	0.4
3,207	Norfolk Southern Corp.	779,718	0.4
4,422	Nucor Corp.	587,861	0.3
1,660	Old Dominion Freight Line	450,541	0.3
11,935	Owens Corning, Inc.	975,448	0.5
8,222	Packaging Corp. of America	1,125,756	0.6
5,254	Parker Hannifin Corp.	1,392,310	0.8
19,530	Pentair PLC	869,085	0.5
3,013	PPG Industries, Inc.	382,591	0.2
33,372	PPL Corp.	970,458	0.5
10,231	Raytheon Technologies Corp.	918,232	0.5
4,840	Rockwell Automation, Inc.	1,146,790	0.6

See Accompanying Notes to Financial Statements

Voya Infrastructure, Industrials	PORTFOLIO OF INVESTMENTS
and Materials Fund	as of August 31, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
30,263	Schlumberger NV	$1,154,533	0.6
5,216	Sealed Air Corp.	280,673	0.2
12,264	Sempra Energy	2,023,192	1.1
12,849	Sensata Technologies Holding PLC	517,558	0.3
4,238	Sherwin-Williams Co.	983,640	0.6
4,920	Snap-On, Inc.	1,071,871	0.6
3,017	Southern Co.	232,520	0.1
15,312 (2)	Southwest Airlines Co.	561,950	0.3
2,586	Steel Dynamics, Inc.	208,742	0.1
15,075	Targa Resources Corp.	1,028,567	0.6
19,122	Textron, Inc.	1,192,830	0.7
10,284 (2)	T-Mobile US, Inc.	1,480,485	0.8
7,728 (2)	Trimble, Inc.	488,796	0.3
9,157 (2)	Uber Technologies, Inc.	263,355	0.1
28,904	UGI Corp.	1,141,708	0.6
4,572	Union Pacific Corp.	1,026,460	0.6
7,699	United Parcel Service, Inc. - Class B	1,497,532	0.8
3,512 (2)	United Rentals, Inc.	1,025,644	0.6
40,220	Verizon Communications, Inc.	1,681,598	0.9
32,059	Vistra Corp.	793,460	0.4
8,621	Westinghouse Air Brake Technologies Corp.	755,631	0.4
24,411	WestRock Co.	990,842	0.6
1,106	WW Grainger, Inc.	613,764	0.3
4,445	Xylem, Inc.	404,939	0.2
		82,481,853	46.0
	Total Common Stock (Cost $178,390,490)	174,086,517	97.2
EXCHANGE-TRADED FUNDS: 1.7%
35,085	iShares MSCI ACWI ETF	3,013,802	1.7
	Total Exchange-Traded Funds (Cost $3,134,663)	3,013,802	1.7
PREFERRED STOCK: 0.1%
	Brazil: 0.1%
52,726	Gerdau SA	238,374	0.1
	Total Preferred Stock (Cost $297,282)	238,374	0.1
	Total Long-Term Investments (Cost $181,822,435)	177,338,693	99.0
SHORT-TERM INVESTMENTS: 0.9%
	Mutual Funds: 0.9%
1,677,000 (4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.170% (Cost $1,677,000)	1,677,000	0.9
	Total Short-Term Investments (Cost $1,677,000)	1,677,000	0.9
	Total Investments in Securities (Cost $183,499,435)	$179,015,693	99.9
	Assets in Excess of Other Liabilities	208,746	0.1
	Net Assets	$179,224,439	100.0

ADR
American Depositary Receipt

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Non-income producing security.

(3)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)
Rate shown is the 7-day yield as of August 31, 2022.

Industry Diversification	Percentage of Net Assets
Electric Utilities	6.5%
Integrated Telecommunication Services	5.8
Industrial Machinery	5.4
Industrial Conglomerates	4.6
Aerospace & Defense	4.3
Building Products	4.0
Multi-Utilities	3.9
Electrical Components & Equipment	3.6
Communications Equipment	3.5
Specialty Chemicals	3.3
Wireless Telecommunication Services	3.0
Diversified Metals & Mining	3.0
Industrial Gases	2.9
Railroads	2.9
Air Freight & Logistics	2.8
Gas Utilities	2.7
Electronic Equipment & Instruments	2.6
Trading Companies & Distributors	2.4
Oil & Gas Storage & Transportation	2.3
Construction & Engineering	2.2
Construction Materials	2.2
Fertilizers & Agricultural Chemicals	2.1
Construction Machinery & Heavy Trucks	1.9
Multi-Sector Holdings	1.7
Steel	1.5
Gold	1.6
Electronic Components	1.6
Independent Power Producers & Energy Traders	1.5
Oil & Gas Equipment & Services	1.3
Diversified Chemicals	1.4
Paper Packaging	1.4
Marine	1.0
Copper	0.9
Trucking	0.9
Agricultural & Farm Machinery	0.8
Highways & Railtracks	0.7
Airlines	0.7
Marine Ports & Services	0.7
Technology Distributors	0.6
Commodity Chemicals	0.5

See Accompanying Notes to Financial Statements

Voya Infrastructure, Industrials	PORTFOLIO OF INVESTMENTS
and Materials Fund	as of August 31, 2022 (Unaudited) (continued)

Industry Diversification	Percentage of Net Assets
Aluminum	0.5
Electronic Manufacturing Services	0.5
Renewable Electricity	0.5
Heavy Electrical Equipment	0.4
Precious Metals & Minerals	0.2
Oil & Gas Drilling	0.1
Industry Diversification	Percentage of Net Assets
Airport Services	0.1
Assets in Excess of Other Liabilities*	1.0
Net Assets	100.0%

*
Includes short-term investments.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of August 31, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$5,661,253	$—	$5,661,253
Brazil	1,918,480	—	—	1,918,480
Canada	9,658,689	—	—	9,658,689
China	535,082	4,967,300	—	5,502,382
Denmark	—	707,750	—	707,750
France	—	6,050,501	—	6,050,501
Germany	—	7,263,011	—	7,263,011
Greece	—	381,798	—	381,798
Hong Kong	791,190	844,482	—	1,635,672
India	—	3,510,474	—	3,510,474
Indonesia	—	381,998	—	381,998
Ireland	779,594	2,308,544	—	3,088,138
Italy	—	1,341,221	—	1,341,221
Japan	—	14,943,936	—	14,943,936
Malaysia	—	368,560	—	368,560
Mexico	453,239	—	—	453,239
Netherlands	214,887	251,451	—	466,338
New Zealand	—	419,103	—	419,103
Norway	—	314,059	—	314,059
Philippines	—	1,158,784	—	1,158,784
Qatar	272,042	669,465	—	941,507
Russia	—	—	—	—
Saudi Arabia	—	1,329,680	—	1,329,680
Singapore	—	2,514,464	—	2,514,464
South Africa	211,619	540,551	—	752,170
South Korea	—	3,327,836	—	3,327,836
Spain	—	2,452,717	—	2,452,717
Sweden	12,410	4,837,946	—	4,850,356
Switzerland	—	3,694,431	—	3,694,431
Taiwan	—	1,286,058	—	1,286,058
Thailand	—	973,384	—	973,384
United Kingdom	—	4,256,675	—	4,256,675
United States	82,481,853	—	—	82,481,853
Total Common Stock	97,329,085	76,757,432	—	174,086,517
Exchange-Traded Funds	3,013,802	—	—	3,013,802
Preferred Stock	238,374	—	—	238,374
Short-Term Investments	1,677,000	—	—	1,677,000
Total Investments, at fair value	$102,258,261	$76,757,432	$—	$179,015,693
See Accompanying Notes to Financial Statements

Voya Infrastructure, Industrials	PORTFOLIO OF INVESTMENTS
and Materials Fund	as of August 31, 2022 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2022
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(164,491)	$—	$(164,491)
Total Liabilities	$—	$(164,491)	$—	$(164,491)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At August 31, 2022, the following OTC written equity options were outstanding for Voya Infrastructure, Industrials and Materials Fund:
Description	Counterparty	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount	Premiums Received	Fair Value
Industrial Select Sector SPDR Fund	UBS AG	Call	09/02/22	USD 93.710	235,833	USD 21,915,961	$521,568	$(78,131)
iShares MSCI EAFE ETF	Citibank N.A.	Call	09/14/22	USD 65.590	291,203	USD 17,967,225	357,161	(15,325)
iShares MSCI Emerging Markets ETF	Citibank N.A.	Call	09/14/22	USD 40.450	264,524	USD 10,430,181	200,086	(58,853)
Materials Select Sector SPDR Fund	Wells Fargo	Call	09/02/22	USD 77.100	163,424	USD 12,323,804	355,316	(12,182)
							$1,434,131	$(164,491)
Currency Abbreviations
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of August 31, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$164,491
Total Liability Derivatives		$164,491
The effect of derivative instruments on the Fund’s Statement of Operations for the period ended August 31, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$4,700,660
Total	$4,700,660
Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$57,240
Total	$57,240
See Accompanying Notes to Financial Statements

Voya Infrastructure, Industrials	PORTFOLIO OF INVESTMENTS
and Materials Fund	as of August 31, 2022 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2022:
	Citibank N.A.	UBS AG	Wells Fargo	Totals
Liabilities:
Written options	$74,178	$78,131	$12,182	$164,491
Total Liabilities	$74,178	$78,131	$12,182	$164,491
Net OTC derivative instruments by counterparty, at fair value	$(74,178)	$(78,131)	$(12,182)	$(164,491)
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$—
Net Exposure(1)	$(74,178)	$(78,131)	$(12,182)	$(164,491)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At August 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $182,649,729.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$16,910,319
Gross Unrealized Depreciation	(20,665,010)
Net Unrealized Depreciation	$(3,754,691)
See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (Unaudited)

Proposal:
1
At this meeting, a proposal was submitted to elect three members of the Board of Trustees to represent the interests of the holders of the Fund, with these individuals to serve as Class I Trustees, for a term of three-years, and until the election and qualification of their successors.

An annual shareholder meeting of Voya Infrastructure, Industrials and Materials Fund was held virtually on July 19, 2022.
		Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Class I Trustees	Voya Infrastructure, Industrials and Materials Fund
	John V. Boyer	1*	12,445,711.37	900,356.00	0.000	0.000	13,346,067.37
	Patricia W. Chadwick	1*	12,453,290.37	893,777.00	0.000	0.000	13,347,067.37
	Sheryl K. Pressler	1*	12,382,240.37	964,827.00	0.000	0.000	13,347,067.37

*
Proposal Passed

After the July 19, 2022 annual shareholder meeting, the following Trustees continued on as Trustees of the Trust: Colleen D. Baldwin, Martin J. Gavin, Joseph E. Obermeyer, Christopher P. Sullivan and Dina Santoro.

ADDITIONAL INFORMATION (Unaudited)

The following information is a summary of certain changes since August 31, 2022. The information may not reflect all of the changes that have occurred since you purchased the Fund. During the period, there were no material changes in the Fund’s investment objective or fundamental policies. There also have been no changes in the persons who are primarily responsible for the day-to-day management of the Fund’s portfolio.
The Fund may lend portfolio securities in an amount equal to up to 33 1∕3% of its managed assets to broker dealers or other institutional borrowers, in exchange for cash collateral and fees. The fund may use the cash collateral in connection with the Fund’s investment program as approved by the Investment Adviser, including generating cash to cover collateral posting requirements. Although the Fund has no current intention to do so, it may use the cash collateral to generate additional income. The use of cash collateral in connection with the Fund’s investment program may have a leveraging effect on the Fund, which would increase the volatility of the Fund and could reduce its returns and/or cause a loss.
The Fund intends to engage in lending portfolio securities only when such lending is secured by cash or other permissible collateral in an amount at least equal to the market value of the securities loaned. The Fund will maintain cash, cash equivalents or liquid securities holdings in an amount sufficient to cover its repayment obligation with respect to the collateral, marked to market on a daily basis.
Securities lending involves the risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will be made only to organizations whose credit quality or claims paying ability is considered by the Sub-Adviser to be at least investment grade. The financial condition of the borrower will be monitored by the Investment Adviser on an ongoing basis. The Fund will not lend portfolio securities subject to a written American style covered call option contract. The Fund may lend portfolio securities subject to a written European style covered call option contract as long as the lending period is less than or equal to the term of the covered call option contract.
Dividend Reinvestment Plan
Unless the registered owner of Common Shares elects to receive cash by contacting Computershare Shareowner Services LLC (the “Plan Agent”), all dividends declared on Common Shares of the Fund will be automatically reinvested by the Plan Agent for shareholders in additional Common Shares of the Fund through the Fund’s Dividend Reinvestment Plan (the “Plan”). Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Agent prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional Common Shares of the Fund for you. If you wish for all dividends declared on your Common Shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.
The Plan Agent will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder’s Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Agent for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. Open-market purchases and sales are usually made through a broker affiliated with the Plan Agent.
If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the NAV per Common Share, the Plan Agent will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per Common Share on the payment date; provided that, if the NAV is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the NAV per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Agent will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Agent will have until the last business day before the next date on which the Common Shares

ADDITIONAL INFORMATION (Unaudited) (continued)

trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases.
The Fund pays quarterly Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next “ex-dividend” date, which typically will be approximately ten days.
If, before the Plan Agent has completed its Open-Market Purchases, the market price per common share exceeds the NAV per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Agent is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making Open-Market Purchases and will invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the NAV per common share at the close of business on the Last Purchase Date provided that, if the NAV is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.
The Plan Agent maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.
In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.
There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a partial or full sale of shares through the Plan Agent are subject to a $15.00 sales fee and a $0.10 per share brokerage commission on purchases or sales, and may be subject to certain other service charges.
The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.
All questions concerning the Plan or a request to terminate participation should be directed to the Fund’s Shareholder Service Department at (800) 992-0180.
KEY FINANCIAL DATES — CALENDAR 2022 DISTRIBUTIONS:
Declaration Date	Ex Date	Record Date	Payable Date
March 15, 2022	April 1, 2022	April 4, 2022	April 18, 2022
June 15, 2022	July 1, 2022	July 5, 2022	July 15, 2022
September 15, 2022	October 3, 2022	October 4, 2022	October 17, 2022
December 15, 2022	December 29, 2022	December 30, 2022	January 17, 2023
Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.
Stock Data
The Fund’s common shares are traded on the NYSE (Symbol: IDE).
Repurchase of Securities by Closed-End Companies
In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act, the Fund may from time to time purchase shares of beneficial interest of the Fund in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.
Number of Shareholders
The number of record holders of common stock as of August 31, 2022 was 4, which does not include approximately 9,258 beneficial owners of shares held in the name of brokers of other nominees.

ADDITIONAL INFORMATION (Unaudited) (continued)

Certifications
In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund’s CEO submitted the Annual CEO Certification on August 12, 2022 certifying that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate governance listing standards. In addition, as required by
Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Form N-CSR, relating to, among other things, the Fund’s disclosure controls and procedures and internal controls over financial reporting.

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
Computershare, Inc.
480 Washington Boulevard
Jersey City, New Jersey 07310-1900
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Toll-Free Shareholder Information
Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information at (800) 992-0180.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163317      (0822-102022)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period*	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Mar 1-31, 2022	33,361	$10.93	33,361	1,143,145
April 1-30, 2022	50,275	$11.00	50,275	1,092,870
May 1-31, 2022	102,959	$10.17	102,959	989,911
June 1-30, 2022	73,712	$10.44	73,712	916,199
July 1-31, 2022	26,669	$9.68	26,669	889,530
Aug 1-31, 2022	42,075	$10.19	42,075	847,455
Total	329,051		329,051

* The Registrant’s repurchase program, which authorized the repurchase of 1,927,868 shares, was announced on April 1, 2022, with an expiration date of March 31, 2023. Any repurchases made by the registrant pursuant to the program were made through open market transactions.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

(c)	Notices to the registrant's common shareholders in accordance with the order under Section 6(c) of the Investment Company Act of 1940 (the “1940 Act”) granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 under the 1940 Act, dated August 16, 2011.[1]

(c)(1)	2nd Qtr 2022

(c)(2)	3rd Qtr 2022

1 The Fund has received exemptive relief from the Securities and Exchange Commission permitting it to make periodic distributions of long-term capital gains with respect to its outstanding common stock as frequently as twelve times each year, and as frequently as distributions are specified by or in accordance with the terms of its outstanding preferred stock. This relief is conditioned, in part, on an undertaking by the Fund to make the disclosures to the holders of the Fund's common shares, in addition to the information required by Section 19(a) of the 1940 Act and Rule 19a-1 thereunder. The Fund is likewise obligated to file with the SEC the information contained in any such notice to shareholders and, in that regard, has attached hereto copies of each such notice made during the period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Infrastructure, Industrials and Materials Fund

By	/s/ Dina Santoro
Dina Santoro
Chief Executive Officer

Date: November 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Dina Santoro
Dina Santoro
Chief Executive Officer

Date: November 3, 2022

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: November 3, 2022